EQUITY	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
EQUITY
Note 19: -	Equity

a.	share capital

	December 31, 2019		December 31, 2018
	Authorized	Outstanding	Authorized	Outstanding
Ordinary shares of NIS 1 par value	70,000,000	40,353,101	70,000,000	40,295,078

b.	Movement in share capital:

Issued and outstanding share capital:

Number of
shares

Balance as of January 1, 2018	40,262,819

Issue of shares	-
Exercise of options into shares	8,686
Exercise of restricted shares	23,573
Balance as of December 31, 2018	40,295,078

Issue of shares
Exercise of options into shares	13,133
Exercise of restricted shares	44,890

Balance as of December 31, 2019	40,353,101

Ordinary shares of NIS 1 par value

c.	Rights attached to Shares

Voting rights at the shareholders general meeting, rights to dividend, rights in case of liquidation of the Company and rights to nominate directors.

d.	Share options and restricted shares

During 2019 and 2018, 67,470 and 53,584 share options, respectively, were exercised, on a cash-less basis, into 13,133 and 8,686 ordinary shares of NIS 1 par value each and 44,892 and 23,572 restricted shares were vested for total consideration of $16 thousand and $9 thousands, respectively.

For additional information regarding options and restricted shares granted to employees and management in 2019, refer to Note 20 below.

e.	Capital management in the Company

The Company’s goals in its capital management are to preserve capital ratios that will ensure stability and liquidity to support business activity and create maximum value for shareholders.

f.	Issuance of ordinary shares by the Company

Refer to Note 25 e 3 for information regarding the issuance of ordinary shares as of February 10, 2020